PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Depreciation expenses		$ 187,100	$ 97,162	$ 299,934	$ 191,956	$ 424,363	$ 325,382
Century Waste Management [Member]
Asset Acquisition [Line Items]
Asset Acquisition, Consideration Transferred	$ 1,805,000